Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2013
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule Of Common And Preferred Warrants
The fair value as of December 31, 2013 of the Common Warrant is estimated using the Monte Carlo simulation method with the following inputs:

Common Warrant
Stock price of underlying equity	$0.69
Exercise price	$0.65
Expected volatility (standard deviation)	100%
Annual risk-free rate	3.04%
Expected term (time to expiration years)	9.9
Number of periods	514
Period interval	0.019
Period risk-free rate	0.058%
Number of simulations	500,000

The fair value as December 31, 2013 of the Preferred Warrant is estimated using the Black-Scholes pricing model with the following inputs:

Preferred Warrant
Stock price of underlying equity	$32.50
Exercise price	$0.05
Expected term (years)	1.7
Risk-free interest rate	0.13%
Estimated dividend yield	None
Volatility	70%

Schedule Of Change In The Fair Value Of The Warrants Liability
The change in the fair value of the warrants liability during the year ended December 31, 2013 is as follows (amounts in thousands):

	Common Warrant	Preferred Warrant	JFC Warrant (see Note 13)	Subordinated Term Loan Warrants (see Note 12)	Total Warrant Liability
Warrant liability at December 31, 2012	$0	$0	$0	$0	$0
Fair value recorded on the November 19, 2013 transaction date	3,556	1,997	54	241	5,848
Change in fair value of warrants	525	0	0	0	525
Warrant liability at December 31, 2013	$4,081	$1,997	$54	$241	$6,373